Background and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Purchase Price of Common Stock and Outstanding Common Stock
Based on the price of Pentair, Inc. common stock and our common shares issued on the date of the Merger, the purchase price was composed of the following:

In thousands
Value of common shares issued to Tyco shareholders (1)	$4,811,363
Value of replacement equity-based awards to holders of Tyco equity-based awards (2)	119,832
Working capital and net indebtedness adjustment (3)	84,399
Cash paid to Tyco shareholders in lieu of fractional common shares (4)	542
Total purchase price	$5,016,136

(1)	Equals 110,886,444 Pentair Ltd. shares distributed to Tyco shareholders multiplied by the Merger date share price of $43.39.

(2)
In accordance with applicable accounting guidance, the fair value of replacement equity-based awards attributable to pre-combination service is recorded as part of the consideration transferred in the Merger, while the fair value of replacement equity-based awards attributable to post-combination service is recorded separately from the business combination and recognized as compensation cost in the post-acquisition period over the remaining service period. The fair value of our equivalent stock options was estimated using the Black-Scholes valuation model utilizing various assumptions.

(3)	In June 2013, cash was paid to Tyco in settlement of the working capital and net indebtedness adjustment.

(4)	Equals cash paid to Tyco shareholders in lieu of 12,490 Pentair Ltd. fractional shares multiplied by the Merger date share price of $43.39.

Estimated Fair Values of Assets Acquired and Liabilites Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed in the Merger as originally reported in the Company's Form 10-K for the year ended December 31, 2012 and as revised for adjustments made during 2013:

In thousands	As Originally Reported	As Revised
Cash and cash equivalents	$691,702	$691,702
Accounts and notes receivable	771,576	753,480
Inventories	1,046,165	999,720
Other current assets	98,212	94,129
Property, plant and equipment	822,001	785,700
Goodwill	2,520,110	2,741,814
Intangibles	1,425,072	1,441,872
Other non-current assets	275,103	241,063
Current liabilities	(856,341)	(881,415)
Long-term debt	(914,530)	(914,530)
Income taxes, including current and deferred	(364,573)	(303,977)
Other liabilities and redeemable noncontrolling interest	(591,353)	(633,422)
Total purchase price	$4,923,144	$5,016,136